Summary of reconciliation of EBITDA and adjusted EBITDA	6 Months Ended
Jun. 30, 2021
Earnings Before Interest Taxes Depreciation And Amortization [Abstract]
Summary of reconciliation of EBITDA and adjusted EBITDA

Summary discussions on the results of the first half of 2021.

Due to the completion of the sale of our Mobile Virtual Network Operator (“MVNO”) Business Unit on October 29, 2020, the Company no longer has a variable interest equity (“VIE”) in its operations as of December 31, 2020 and also there were no assets or liabilities held for sale for the interim period ended June 30, 2021.

Our revenue for the six months ended June 30, 2021 was $12.5 million as compared to $11.0 million for the same period of 2020. The increase in general and administrative expenses in the first half of 2021 was due to stock-based compensation that the Company incurred in lieu of cash payments; and the low levels of sales in 2021, and also in 2020, were due to the negative effects of the COVID-19 global pandemic which directly impacted our business activities and hampered our working capital, when some of our customers significant reduced order from the pre-pandemic levels while some factories and suppliers in China that we worked with were closed during this period of time.

Geographically, our sales were mainly from the U.S., India and Europe. For the interim period ended June 30, 2021, our customers in the U.S., India, Europe and China accounted for 30.9%, 30.4%, 27.3% and 11.4% respectively.

The below table shows the reconciliation of EBITDA and Adjusted EBITDA from the US-GAAP net losses for the interim periods ended June 30, 2021.

	For the six months ended
	June 30
	2020	2021

Net income (loss) from continuing operations	(17,702)	(29,567)

Income tax (expense) benefit	6	-
Interest expense	(1,459)	(2,691)
Depreciation and amortization	(1,615)	(706)
Other expense	(8)	(188)
Foreign exchange gain (loss)	207	(222)

EBITDA	(14,833)	(25,760)

Impairment of intangible assets	(1,375)	-
Non-recurring project costs	-	(76)
Stock based compensation	(10,699)	(19,326)
Stock based financial expenses	-	(3,556)

Adjusted EBITDA	(2,760)	(2,802)